Non-cash transactions (Tables)	12 Months Ended
Dec. 31, 2022
Non-cash Transactions
Schedule of non-cash transactions

	2022	2021	2020
Issuance of shares for acquisition of Pebmed	-	-	17,531
Issuance of shares for acquisition of iClinic	-	71,500	-
Issuance of shares for acquisition of Cliquefarma	-	3,000	-
Issuance of shares for acquisition of RXPRO	-	5,112	-
Provision for legal proceedings with corresponding indemnification assets	48,333	4,232	9,940
Additions and remeasurements of right-of-use assets and lease liabilities	100,873	158,651	98,904